Basis of Presentation and Accounting Policies	3 Months Ended
Mar. 31, 2017
Basis of Presentation and Accounting Policies disclosure
Basis of Presentation and Accounting Policies disclosure [Text Block]

1.             BASIS OF PRESENTATION AND ACCOUNTING POLICIES

Basis of Presentation

The interim consolidated financial statements include the accounts of The Travelers Companies, Inc. (together with its subsidiaries, the Company). These financial statements are prepared in conformity with U.S. generally accepted accounting principles (GAAP) and are unaudited.  In the opinion of the Company’s management, all adjustments necessary for a fair presentation have been reflected.  Certain financial information that is normally included in annual financial statements prepared in accordance with GAAP, but that is not required for interim reporting purposes, has been omitted.  All material intercompany transactions and balances have been eliminated.  The accompanying interim consolidated financial statements and related notes should be read in conjunction with the Company’s consolidated financial statements and related notes included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2016 (the Company’s 2016 Annual Report) as updated by the Company’s Current Report on Form 8-K filed on June 20, 2017.

The preparation of the interim consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the interim consolidated financial statements and the reported amounts of revenues and claims and expenses during the reporting period.  Actual results could differ from those estimates.

On March 13, 2017, the Company announced an agreement to acquire Simply Business from Aquiline Capital Partners LLC for total consideration of approximately $490 million, which includes the repayment of debt and other obligations at the completion of the transaction.  Simply Business is a leading digital provider of insurance policies to small businesses in the United Kingdom, offering products online on behalf of a broad panel of carriers.  The Company expects to fund the transaction, subject to market conditions, through a combination of debt financing and internal resources. The transaction is expected to close in the third quarter of 2017, subject to regulatory approvals and other customary closing conditions.

Adoption of Accounting Standards

Investments — Equity Method and Joint Ventures:  Simplifying the Transition to the Equity Method of Accounting

In March 2016, the Financial Accounting Standards Board (FASB) issued updated guidance that eliminates the requirement to retroactively apply the equity method of accounting when an investment that was previously accounted for using another method of accounting becomes qualified to apply the equity method due to an increase in the level of ownership interest or degree of influence.  If the investment was previously accounted for as an available-for-sale security, any related unrealized gain or loss in accumulated other comprehensive income at the date the investment becomes qualified for the equity method is recognized through earnings.  The updated guidance was effective for reporting periods beginning after December 15, 2016, and was applied prospectively.  The adoption of this guidance did not have a material effect on the Company’s results of operations, financial position or liquidity.

Derivatives and Hedging:  Contingent Put and Call Options in Debt Instruments

In March 2016, the FASB issued updated guidance clarifying that when a call (put) option in a debt instrument can accelerate the repayment of principal on the debt instrument, a reporting entity does not need to assess whether the contingent event that triggers the ability to exercise the call (put) option is related to interest rates or credit risk in determining whether the option should be accounted for separately.  The updated guidance was effective for reporting periods beginning after December 15, 2016. The adoption of this guidance did not have a material effect on the Company’s results of operations, financial position or liquidity.

Compensation — Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost

In March 2017, the FASB issued updated guidance to improve the presentation of net periodic pension cost and net periodic post retirement cost (net benefit costs). Net benefit costs comprise several components that reflect different aspects of an employer’s financial arrangements as well as the cost of benefits provided to employees.  The update requires that the employer service cost component be reported in the same lines as other employee compensation cost and that the other components (non-service costs) be presented separately from the service cost and outside of a subtotal of income from operations if one is presented.  The update also allows only the service cost component to be eligible for capitalization in assets when applicable.

The updated guidance is effective for reporting periods beginning after December 15, 2017. The update is to be applied retrospectively with respect to the presentation of service cost and non-service cost and prospectively with respect to applying the service cost only eligible for capitalization in assets guidance. Early adoption is permitted as of the first interim period of an annual period if an entity issues interim financial statements.

The Company adopted the updated guidance effective January 1, 2017. See note 11 which has been expanded to disclose the amount of service cost and non-service cost components of net periodic benefit cost and the line items in the consolidated statement of income in which such amounts are reported. The updated guidance with respect to only service costs being eligible for capitalization in assets was not applicable.

For information regarding accounting standards that the Company adopted during the years presented, see the “Adoption of Accounting Standards” section of note 1 of notes to the consolidated financial statements in the Company’s 2016 Annual Report as updated by the Company’s Current Report on Form 8-K filed on June 20, 2017.

Accounting Standards Not Yet Adopted

For information regarding accounting standards that the Company has not yet adopted, see the “Other Accounting Standards Not Yet Adopted” section of note 1 of notes to the consolidated financial statements in the Company’s 2016 Annual Report as updated by the Company’s Current Report on Form 8-K filed on June 20, 2017.

Nature of Operations

Effective April 1, 2017, the Company’s results are being reported in the following three business segments — Business Insurance, Bond & Specialty Insurance and Personal Insurance, reflecting a change in the manner in which the Company’s businesses are being managed as of that date, as well as the aggregation of products and services based on the type of customer, how the business is marketed and the manner in which risks are underwritten.  While the segmentation of the Company’s domestic businesses is unchanged, the Company’s international businesses, which were previously managed and reported in total within the Business and International Insurance segment, are now being disaggregated by product type among the three newly aligned reportable business segments.  All prior periods presented have been reclassified to conform to this presentation.

In connection with these changes, the Company has revised the names and descriptions of certain businesses comprising the Company’s segments and has reflected other related changes.  The new reportable business segments are as follows:

Business Insurance

Business Insurance offers a broad array of property and casualty insurance and insurance related services to its customers, primarily in the United States, as well as in Canada, the United Kingdom, the Republic of Ireland, Brazil and throughout other parts of the world as a corporate member of Lloyd’s.

Business Insurance is comprised of Select Accounts, Middle Market, National Accounts, National Property and Other, and International.  Business Insurance also includes the Special Liability Group (which manages the Company’s asbestos and environmental liabilities) and the assumed reinsurance and certain other runoff operations, which are collectively referred to as Business Insurance Other.

Bond & Specialty Insurance

Bond & Specialty Insurance provides surety, fidelity, management liability, professional liability, and other property and casualty coverages and related risk management services to its customers in the United States and certain specialty insurance products in Canada, the United Kingdom, the Republic of Ireland and Brazil, utilizing various degrees of financially-based underwriting approaches.

Personal Insurance

Personal Insurance writes a broad range of property and casualty insurance covering individuals’ personal risks, primarily in the United States, as well as in Canada. The primary products of automobile and homeowners insurance are complemented by a broad suite of related coverages.